Derivative Liabilities (Details) - Schedule of changes in the fair value of the Company's Level 3 financial liabilities - Spectrum Global Solutions, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative Liabilities (Details) - Schedule of changes in the fair value of the Company's Level 3 financial liabilities [Line Items]
Balance at the beginning of the period	$ 992,733	$ 3,166,886
Change in fair value of embedded conversion option	662,968	(1,843,935)
Conversion of derivative liability	(180,000)	(1,281,888)
Repayment of convertible note	(36,000)	(164,468)
Impact of note extinguishment	803,300	(32,000)
Original discount limited to proceeds of notes	380,000	376,500
Fair value of derivative liabilities in excess of notes proceeds received	494,000	116,638
Fair value of warrant derivatives at issuance	228,803
Fair value of option derivatives at issuance	44,700
Derivative issued as part of acquisition		189,000
Addition to derivative due to default penalty		466,000
Balance at the end of the period	$ 3,390,504	$ 992,733